Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2023
Initial Public Offering [Line Items]
Offering costs (in Dollars)	$ 20.7
Deferred underwritting fees (in Dollars)	$ 10.1
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares issuable per warrant		1
IPO [Member]
Initial Public Offering [Line Items]
Sale of units	28,750,000
Proceeds generating gross amount (in Dollars)		$ 290.4
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of units	3,750,000
Proceeds generating gross amount (in Dollars)	$ 287.5
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)		$ 11.5
Class A Common Stock [Member] | IPO [Member]
Initial Public Offering [Line Items]
Sale of units	28,750,000